Financial Information of Guarantor Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 80,274	$ 50,727	$ 206,505	$ 44,853
Accounts receivable, net	540,602	452,450
Prepaid expenses	34,037	25,828
Inventory and other current assets	228,309	235,047
Total current assets	883,222	764,052
Property, plant and equipment, net	1,507,368	1,313,150
Goodwill	581,379	588,000	482,480
Notes receivable	73,568	69,026
Equity-method investments	72,472	59,322
Intangible and other long-term assets, net	930,136	113,983
Total assets	4,048,145	2,907,533	2,516,665
Current liabilities:
Accounts payable	178,645	110,276
Accrued expenses	197,574	162,044
Income taxes payable	717	2,475
Deferred income taxes	831	29,353
Current portion of decommissioning liabilities	14,956	16,929
Current maturities of long-term debt	810	184,810
Total current liabilities	393,533	505,887
Deferred income taxes	297,458	223,936
Decommissioning liabilities	108,220	100,787
Long-term debt, net	1,685,087	681,635
Other long-term liabilities	110,248	114,737
Stockholders' equity:
Preferred stock of $.01 par value
Common stock of $.001 par value	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551	1,178,045	1,254,273
Total liabilities and stockholders' equity	4,048,145	2,907,533
Parent [Member]
Current assets:
Prepaid expenses	34	18
Total current assets	34	18
Investments in subsidiaries	1,650,049	1,433,087
Total assets	1,650,083	1,433,105
Current liabilities:
Accrued expenses	164	153
Income taxes payable	1,415	4,499
Deferred income taxes	831	29,353
Total current liabilities	2,410	34,005
Deferred income taxes	285,871	211,173
Intercompany payables/(receivables)	(96,989)	(100,884)
Other long-term liabilities	5,192	8,260
Stockholders' equity:
Common stock of $.001 par value	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551
Total liabilities and stockholders' equity	1,650,083	1,433,105
Issuer [Member]
Current assets:
Cash and cash equivalents	29,057	0	171,903	10,871
Accounts receivable, net	531	415
Prepaid expenses	3,893	4,128
Inventory and other current assets	1,796	1,678
Intercompany interest receivable		15,883
Total current assets	35,277	22,104
Property, plant and equipment, net	2,758	3,189
Intercompany notes receivable		456,280
Investments in subsidiaries	2,833,659	2,058,552
Equity-method investments	70,614	43,947
Intangible and other long-term assets, net	828,447	22,455
Total assets	3,770,755	2,606,527
Current liabilities:
Accounts payable	4,307	6,654
Accrued expenses	54,000	42,821
Current maturities of long-term debt		184,000
Total current liabilities	58,307	233,475
Long-term debt, net	1,673,351	669,089
Intercompany payables/(receivables)	356,668	233,339
Other long-term liabilities	32,380	37,537
Stockholders' equity:
Additional paid in capital	124,271	124,271
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,552,714	1,334,516
Total stockholders' equity	1,650,049	1,433,087
Total liabilities and stockholders' equity	3,770,755	2,606,527
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	6,272	5,493	4,871	5,857
Accounts receivable, net	437,963	382,935
Prepaid expenses	9,796	8,948
Inventory and other current assets	214,381	222,822
Total current assets	668,412	620,198
Property, plant and equipment, net	1,096,036	957,561
Goodwill	437,614	447,467
Notes receivable	73,568	69,026
Investments in subsidiaries	20,062	21,788
Intangible and other long-term assets, net	71,625	61,722
Total assets	2,367,317	2,177,762
Current liabilities:
Accounts payable	128,996	71,790
Accrued expenses	105,512	91,451
Current portion of decommissioning liabilities	14,956	16,929
Total current liabilities	249,464	180,170
Decommissioning liabilities	108,220	100,787
Intercompany payables/(receivables)	(253,053)	(1,410)
Other long-term liabilities	26,704	19,427
Stockholders' equity:
Preferred stock of $.01 par value		4,347
Retained earnings (accumulated deficit)	2,235,982	(1,874,441)
Total stockholders' equity	2,235,982	1,878,788
Total liabilities and stockholders' equity	2,367,317	2,177,762
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	44,945	45,234	29,731	28,125
Accounts receivable, net	143,444	99,010
Income taxes receivable	698	2,024
Prepaid expenses	20,314	12,734
Inventory and other current assets	12,132	10,547
Total current assets	221,533	169,549
Property, plant and equipment, net	408,574	352,400
Goodwill	143,765	140,533
Investments in subsidiaries		4,347
Equity-method investments	1,858	15,375
Intangible and other long-term assets, net	30,064	29,806
Total assets	805,794	712,010
Current liabilities:
Accounts payable	86,723	64,636
Accrued expenses	38,503	27,619
Current maturities of long-term debt	810	810
Intercompany interest payable		15,883
Total current liabilities	126,036	108,948
Deferred income taxes	11,587	12,763
Long-term debt, net	11,736	12,546
Intercompany notes payable		456,280
Intercompany payables/(receivables)	(7,276)	(125,246)
Other long-term liabilities	45,972	49,513
Stockholders' equity:
Preferred stock of $.01 par value		4,347
Common stock of $.001 par value	4,212	176
Additional paid in capital	517,209	66,762
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	123,254	151,621
Total stockholders' equity	617,739	197,206
Total liabilities and stockholders' equity	805,794	712,010
Consolidation, Eliminations [Member]
Current assets:
Accounts receivable, net	(41,336)	(29,910)
Income taxes receivable	(698)	(2,024)
Intercompany interest receivable		(15,883)
Total current assets	(42,034)	(47,817)
Intercompany notes receivable		(456,280)
Investments in subsidiaries	(4,503,770)	(3,517,774)
Total assets	(4,545,804)	(4,021,871)
Current liabilities:
Accounts payable	(41,381)	(32,804)
Accrued expenses	(605)
Income taxes payable	(698)	(2,024)
Intercompany interest payable		(15,883)
Total current liabilities	(42,684)	(50,711)
Intercompany notes payable		(456,280)
Intercompany payables/(receivables)	650	(5,799)
Stockholders' equity:
Preferred stock of $.01 par value		(8,694)
Common stock of $.001 par value	(4,212)	(176)
Additional paid in capital	(641,480)	(191,033)
Accumulated other comprehensive income (loss), net	53,872	51,400
Retained earnings (accumulated deficit)	(3,911,950)	(3,360,578)
Total stockholders' equity	(4,503,770)	(3,509,081)
Total liabilities and stockholders' equity	$ (4,545,804)	$ (4,021,871)